TAXES ON INCOME (Reconciliation Between Theoretical and Actual Tax Expense after the adoption of ASU 23-09) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Amount [Abstract]
Israeli federal statutory tax rate	$ 6,741	$ 2,913	$ (4,083)
Foreign withholding tax credits	(2,580)
Changes in valuation allowance	3,022
Other	1,531	241	293
Non-taxable or Non-deductible items: Stock Based Compensation	1,274	158	3,716
Non-taxable or Non-deductible items: Other	(30)
Reduced tax rate for preferred technological enterprises	(3,660)
Change in Unrecognized Tax Benefits	(561)
Other	(463)
Effective Tax Rate	$ 9,050	$ 6,627	$ 3,837
Percent [Abstract]
Israeli federal statutory tax rate	23.00%	23.00%	23.00%
Foreign withholding tax credits	(8.80%)
Changes in valuation allowance	10.30%
Other	5.20%
Non-taxable or Non-deductible items: Stock Based Compensation	4.30%
Non-taxable or Non-deductible items: Other	(0.10%)
Reduced tax rate for preferred technological enterprises	(12.50%)
Change in Unrecognized Tax Benefits	(1.90%)
Other	(1.60%)
Effective Tax Rate	30.90%
Foreign Tax Jurisdiction [Member] | United States [Member]
Amount [Abstract]
State and local taxes	$ 484
Stock Based Compensation	656
Other	$ 1,000
Percent [Abstract]
State and local taxes	1.70%
Stock Based Compensation	2.20%
Other	3.40%
Foreign Tax Jurisdiction [Member] | India [Member]
Amount [Abstract]
Changes in valuation allowance	$ 916
Non-deductible / taxable items	(383)
Other	$ 84
Percent [Abstract]
Changes in valuation allowance	3.10%
Non-deductible / taxable items	(1.30%)
Other	0.30%
Foreign Tax Jurisdiction [Member] | Colombia [Member]
Amount [Abstract]
Foreign withholding tax credits	$ 409
Other	$ 32
Percent [Abstract]
Foreign withholding tax credits	1.40%
Other	0.10%
Foreign Tax Jurisdiction [Member] | Ecuador [Member]
Amount [Abstract]
Foreign withholding tax credits	$ 579
Percent [Abstract]
Foreign withholding tax credits	2.00%